FAIR VALUE MEASUREMENTS (Details Narrative) - shares			12 Months Ended
	Feb. 09, 2023	Oct. 04, 2022	Jun. 30, 2023
Series C Convertible Preferred Stock [Member]
Conversion, shares			1,149,273
Series C Preferred Stock [Member]
Number of shares post-reverse stock split	0.15
Series C Preferred Stock [Member] | Share Exchange Agreement [Member]
Held-back Series C Preferred Stock		500,000
Number of shares post-reverse stock split		0.15